Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of intangible assets
Opening net book amount	£ 754,467	£ 775,170
Additions	154,664	118,025
Disposals	(14,391)	(14,330)
Amortization charge	(151,462)	(124,398)	£ (126,756)
Closing net book amount	743,278	754,467	775,170
Cost / gross value
Reconciliation of intangible assets
Opening net book amount	1,299,307	1,267,525
Closing net book amount	1,219,467	1,299,307	1,267,525
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(544,840)	(492,355)
Closing net book amount	(476,189)	(544,840)	(492,355)
Goodwill
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	421,453	421,453
Closing net book amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount	327,987	346,872
Additions	151,564	115,725
Disposals	(14,391)	(14,330)
Amortization charge	(148,949)	(120,280)
Closing net book amount	316,211	327,987	346,872
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	861,210	831,275
Closing net book amount	779,197	861,210	831,275
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(533,223)	(484,403)
Closing net book amount	(462,986)	(533,223)	(484,403)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount	5,027	6,845
Additions	3,100	2,300
Amortization charge	(2,513)	(4,118)
Closing net book amount	5,614	5,027	6,845
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount	16,644	14,797
Closing net book amount	18,817	16,644	14,797
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount	(11,617)	(7,952)
Closing net book amount	£ (13,203)	£ (11,617)	£ (7,952)